Property and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2020 and December 31, 2019 consist of the following:

	June 30, 2020	December 31, 2019
Plant and machinery	$1,888,430	$1,915,160
Automobiles	135,450	137,367
Office and computer equipment	22,372	22,689
Total property and equipment	2,046,252	2,075,216
Less: Accumulated depreciation	(1,773,920)	(1,418,376)
Property and equipment, net	$272,332	$656,840

Depreciation were $377,731 and $414,224 for the six months ended June 30, 2020 and 2019, respectively. The Company did not record any impairment on its property and equipment for the six months ended June 30, 2020 and 2019.